Other payables and accruals - Schedule Of Other Payables And Accruals (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Current Payables And Accruals Current Line Items
Contract liabilities	¥ 101,053	¥ 33,543
Advances received from customer to purchase energy solutions
Disclosure Of Other Current Payables And Accruals Current Line Items
Contract liabilities	51,926	3,869
Advances received from customers for charging services discount packages
Disclosure Of Other Current Payables And Accruals Current Line Items
Contract liabilities	32,446	24,585
Advances from platform users
Disclosure Of Other Current Payables And Accruals Current Line Items
Contract liabilities	12,682	2,185
Deferred income
Disclosure Of Other Current Payables And Accruals Current Line Items
Contract liabilities	3,342	1,974
Others
Disclosure Of Other Current Payables And Accruals Current Line Items
Contract liabilities	¥ 657	¥ 930